Shareholder Report	4 Months Ended	6 Months Ended
	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Nicholas Limited Edition, Inc.
Entity Central Index Key		0000809802
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class I
Trading Symbol	NCLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of January 1, 2025 to April 30, 2025.(*)
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Four Months?(*)(**)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class I	$27	0.86%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.86%
Expenses Short Period Footnote [Text Block]	The expenses for the full reporting period would be higher.
Net Assets	$ 443,782,198	$ 443,782,198
Holdings Count | shares	68	68
Investment Company, Portfolio Turnover	14.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2025
Net Assets	$443,782,198
Number of Portfolio Holdings	68
Portfolio Turnover Rate	14.57%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2025
Name	Percentage of Net Assets
Prestige Consumer Healthcare Inc.	2.74%
ExlService Holdings, Inc.	2.47%
Q2 Holdings, Inc.	2.41%
Descartes Systems Group Inc.	2.38%
Encompass Health Corporation	2.21%
Cohen & Steers, Inc.	2.14%
Dorman Products, Inc.	2.14%
CyberArk Software Ltd.	2.08%
Globus Medical Inc Class A	2.07%
RB Global, Inc.	2.07%
Total of top ten	22.71%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2025
Name	Percentage of Net Assets
Prestige Consumer Healthcare Inc.	2.74%
ExlService Holdings, Inc.	2.47%
Q2 Holdings, Inc.	2.41%
Descartes Systems Group Inc.	2.38%
Encompass Health Corporation	2.21%
Cohen & Steers, Inc.	2.14%
Dorman Products, Inc.	2.14%
CyberArk Software Ltd.	2.08%
Globus Medical Inc Class A	2.07%
RB Global, Inc.	2.07%
Total of top ten	22.71%

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class N
Trading Symbol	NNLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of January 1, 2025 to April 30, 2025.(*)
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Four Months?(*)(**)
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Class N	$37	1.16%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	1.16%
Expenses Short Period Footnote [Text Block]	The expenses for the full reporting period would be higher.
Net Assets	$ 443,782,198	$ 443,782,198
Holdings Count | shares	68	68
Investment Company, Portfolio Turnover	14.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2025
Net Assets	$443,782,198
Number of Portfolio Holdings	68
Portfolio Turnover Rate	14.57%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2025
Name	Percentage of Net Assets
Prestige Consumer Healthcare Inc.	2.74%
ExlService Holdings, Inc.	2.47%
Q2 Holdings, Inc.	2.41%
Descartes Systems Group Inc.	2.38%
Encompass Health Corporation	2.21%
Cohen & Steers, Inc.	2.14%
Dorman Products, Inc.	2.14%
CyberArk Software Ltd.	2.08%
Globus Medical Inc Class A	2.07%
RB Global, Inc.	2.07%
Total of top ten	22.71%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2025
Name	Percentage of Net Assets
Prestige Consumer Healthcare Inc.	2.74%
ExlService Holdings, Inc.	2.47%
Q2 Holdings, Inc.	2.41%
Descartes Systems Group Inc.	2.38%
Encompass Health Corporation	2.21%
Cohen & Steers, Inc.	2.14%
Dorman Products, Inc.	2.14%
CyberArk Software Ltd.	2.08%
Globus Medical Inc Class A	2.07%
RB Global, Inc.	2.07%
Total of top ten	22.71%